Consolidated Statements of Operations (Parentheticals) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Other revenues from transactions with a related party			¥ 428,148
Cost of Company owned and operated stores from transactions with a related party	72,109,353	36,862,860	19,521,561
Service fee from transactions with a related party	998,515	550,000
General and administrative expenses from transactions with a related party		1,845,960
Franchise and royalty expenses from transactions with related parties	¥ 52,186,184	¥ 31,882,569	¥ 15,576,324
Diluted loss per ordinary share (in Yuan Renminbi per share)	¥ (5.68)	¥ (5.80)	¥ (3.14)